STOCKHOLDER'S EQUITY Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Equity [Abstract]
Balance at the beginning of period	$ 2	[1]	$ 2	[1]	$ 2	[1]	$ 4	[1]	$ 5
Derivatives Instruments [Abstract]
Reclassification of net loss relating to interest rate cash flow hedges from AOCI to earnings (net of tax of $1 for the years ended December 31, 2017 and 2016) (a)	1		1		1	[2]	1	[2]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax					1		1
Loss on interest rate swaps relating to interest rate cash flow hedges (net of tax of $1, $2 and $1 for the years ended December 31, 2017, 2016 and 2015, respectively)			(1)		(1)		(3)		(1)
Other Comprehensive Income (Loss), Gain (Loss) on Derivatives Qualifying as Hedges, Tax					1		2		1
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	1	[3]	0	[3],[4],[5]	0		(2)		(1)
Balance at the end of period	$ 3		2		2	[1]	2	[1]	4	[1]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax (less than $1 million)			$ 1		$ 1		$ 1		$ 1

[1]	Includes unrealized gains and losses on available-for-sale securities, net of tax, of less than $1 million for the years ended December 31, 2017, 2016 and 2015.
[2]	The reclassification of the net loss relating to interest rate cash flow hedges is reported in interest expense on a pre-tax basis.
[3]	Includes reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense, net of tax, of less than $1 million for the three months ended March 31, 2018 and 2017.
[4]	Includes loss on interest rate swaps relating to interest rate cash flow hedges, net of tax, of less than $1 million for the three months ended March 31, 2017.
[5]	Includes unrealized gains on available-for-sale securities, net of tax, of less than $1 million for the three months ended March 31, 2017.